chedule of impairment of property plant and equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Recoverable amount at beginning	R$ (1,045,829)	R$ (1,083,438)
Impairment at the year	147,938	37,609
Recoverable amount at ending	(897,891)	(1,045,829)
CollateralsAndEscrowAccountsStn
IfrsStatementLineItems [Line Items]
Transfer	(639,529)
In service
IfrsStatementLineItems [Line Items]
Recoverable amount at beginning	(925,521)	(961,177)
Impairment at the year	215,012	35,656
Recoverable amount at ending	(710,509)	(925,521)
In service | CollateralsAndEscrowAccountsStn
IfrsStatementLineItems [Line Items]
Recoverable amount at beginning	(683,193)	(777,294)
Transfer	43,664	94,101
Recoverable amount at ending		(683,193)
In service | Wind power complex Cutia
IfrsStatementLineItems [Line Items]
Recoverable amount at beginning		(54,104)
Impairment at the year		54,104
Recoverable amount at ending
In service | U E G Araucaria [Member]
IfrsStatementLineItems [Line Items]
Recoverable amount at beginning	(138,777)
Impairment at the year	138,777	(138,777)
Recoverable amount at ending		(138,777)
In service | Power Plants In Parana [Member]
IfrsStatementLineItems [Line Items]
Recoverable amount at beginning	(103,551)	(129,779)
Impairment at the year	32,571	26,228
Recoverable amount at ending	(70,980)	(103,551)
In progress | Power Plants In Parana [Member]
IfrsStatementLineItems [Line Items]
Recoverable amount at beginning	(105,844)	(107,797)
Impairment at the year	(243,483)	1,953
Recoverable amount at ending	(172,503)	(105,844)
In progress | Cons&amp;amp;amp;amp;#63;rcio Tapaj&amp;amp;amp;amp;#63;s
IfrsStatementLineItems [Line Items]
Recoverable amount at beginning	(14,464)	(14,464)
Impairment at the year	(415)
Recoverable amount at ending	(14,879)	(14,464)
In progress | Power Plants In Parana One [Member]
IfrsStatementLineItems [Line Items]
Impairment at the year	(66,659)
In Progress One [Member]
IfrsStatementLineItems [Line Items]
Recoverable amount at beginning	(187,382)	(122,261)
Impairment at the year	R$ (67,074)	1,953
Recoverable amount at ending		R$ (187,382)